Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 28, 2025
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund	10/1/2024
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2023)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	08/01/1988
returns before taxes		-1.17%	8.78%	7.16%
returns after taxes on distributions		-2.07%	6.73%	4.68%
returns after taxes on distributions and sale of Fund shares		-0.10%	6.69%	4.99%
Class C returns before taxes	06/26/2000	3.07%	9.28%	6.99%
Class Inst returns before taxes	09/27/2010	5.10%	10.35%	8.07%
Class Inst2 returns before taxes	08/01/2008	5.12%	10.40%	8.13%
Class Inst3 returns before taxes	11/08/2012	5.20%	10.47%	8.19%
Class R returns before taxes	08/01/2008	4.58%	9.83%	7.53%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		11.46%	10.91%	8.40%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)		26.53%	15.52%	11.80%
MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		5.83%	8.29%	8.35%

The rest of the section remains the same.

S000031365 [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 28, 2025
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Dividend Opportunity Fund	10/1/2024
Effective immediately, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus.
The information under the subsection "Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Effective March 28, 2025, the Fund no longer compares its performance to the MSCI USA High Dividend Yield Index (Net). The returns of the MSCI USA High Dividend Yield Index (Net) will be shown for a one-year transition period.
The "Average Annual Total Returns" table under the subsection “Performance Information” in the Summary Prospectus and in the “Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
 Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2023)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	08/01/1988
returns before taxes		-1.17%	8.78%	7.16%
returns after taxes on distributions		-2.07%	6.73%	4.68%
returns after taxes on distributions and sale of Fund shares		-0.10%	6.69%	4.99%
Class C returns before taxes	06/26/2000	3.07%	9.28%	6.99%
Class Inst returns before taxes	09/27/2010	5.10%	10.35%	8.07%
Class Inst2 returns before taxes	08/01/2008	5.12%	10.40%	8.13%
Class Inst3 returns before taxes	11/08/2012	5.20%	10.47%	8.19%
Class R returns before taxes	08/01/2008	4.58%	9.83%	7.53%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		11.46%	10.91%	8.40%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)		26.53%	15.52%	11.80%
MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		5.83%	8.29%	8.35%

The rest of the section remains the same.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2023)
S000031365 [Member] | C000097512 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.17%)
5 Years	rr_AverageAnnualReturnYear05	8.78%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1988
S000031365 [Member] | C000097514 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	9.28%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2000
S000031365 [Member] | C000097520 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.10%
5 Years	rr_AverageAnnualReturnYear05	10.35%
10 Years	rr_AverageAnnualReturnYear10	8.07%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
S000031365 [Member] | C000097518 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.12%
5 Years	rr_AverageAnnualReturnYear05	10.40%
10 Years	rr_AverageAnnualReturnYear10	8.13%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
S000031365 [Member] | C000121137 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	10.47%
10 Years	rr_AverageAnnualReturnYear10	8.19%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
S000031365 [Member] | C000097516 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10	7.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
S000031365 [Member] | returns after taxes on distributions | C000097512 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.07%)
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1988
S000031365 [Member] | returns after taxes on distributions and sale of Fund shares | C000097512 [Member]
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	6.69%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1988
S000031365 [Member] | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
S000031365 [Member] | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.53%
5 Years	rr_AverageAnnualReturnYear05	15.52%
10 Years	rr_AverageAnnualReturnYear10	11.80%
S000031365 [Member] | MSCI USA High Dividend Yield Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	8.35%